The Company has 4,061,680 shares held in treasury, with an average cost of R$26.00 (twenty-six Brazilian Reais) per share, and corresponding market value of R$110,031, in the period were delivered of 704,404 shares, in accordance with Restricted Share pla (Details) - shares
	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
EquityLineitems [Line Items]
Shares at the beginning of the period	807,707,162	811,759,800
Purchase of treasury shares		(4,836,000)
Delivery of restricted shares	704,404	783,362
Shares at the end of the period	808,411,566	807,707,162
Treasury shares [member]
EquityLineitems [Line Items]
Shares at the beginning of the period	4,766,084	713,446
Purchase of treasury shares		4,836,000
Delivery of restricted shares	(704,404)	(783,362)
Shares at the end of the period	4,061,680	4,766,084